OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2011
OTHER ASSETS, NET [Abstract]
OTHER ASSETS, NET
NOTE 9          -      OTHER ASSETS, NET

Other assets, net consist of the following:

	As of December 31,
	2011	2010
Prepaid long-term land lease, net (see Note 16C)	$4,141	$4,261
Debenture issuance expenses, net and deferred financing charges	4,615	6,053
Prepaid expenses - long-term and others	5,311	1,716
	$14,067	$12,030